February 3, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 033-64872, Post-Effective Amendment No. 67
1940 Act File No. 811-07820, Amendment No. 67

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 67 and 1940 Act Amendment No. 67 to the Registration Statement on Form N-1A filed by the Registrant in connection with the Registrant’s annual update.

The principal purposes of this amendment are to (i) add AC Alternatives Equity Fund, AC Alternatives Income Fund and AC Alternatives Multi-Strategy Fund as new series to the Registrant, and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. These funds have a unique investment strategy, which are described in the Fund Summary and the Objectives, Strategies and Risks sections of the funds’ prospectuses. However, other aspects of the funds, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure are substantially similar to the prospectus of the NT Global Real Estate Fund, a series of the Registrant, for which Post-Effective Amendment No. 66 (filed on December 10, 2014) was previously reviewed by the Commission. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investments, Principal Risks and Performance and Objectives, Strategies and Risks sections of the prospectuses.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4414.

Sincerely,

/s/ Ryan Blaine
Ryan Blaine
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com